Annual Fund Operating Expenses - Hood River Emerging Markets Fund	Nov. 24, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 24, 2028
Hood River Emerging Markets Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	3.27%	[2]
Expenses (as a percentage of Assets)	4.37%
Fee Waiver or Reimbursement	(3.12%)	[3]
Net Expenses (as a percentage of Assets)	1.25%
Hood River Emerging Markets Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	3.27%	[2]
Expenses (as a percentage of Assets)	4.62%
Fee Waiver or Reimbursement	(3.12%)	[3]
Net Expenses (as a percentage of Assets)	1.50%
Hood River Emerging Markets Fund Retirement Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	3.27%	[2]
Expenses (as a percentage of Assets)	4.27%
Fee Waiver or Reimbursement	(3.12%)	[3]
Net Expenses (as a percentage of Assets)	1.15%

[1]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts.
[2]	As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
[3]	Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed 1.15% of the Fund’s average daily net assets, through at least November 24, 2028, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 1.15%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.